Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items UBS AG
For the year ended 31 December 2024
Net interest income 5,901 4,035 (54) (3,484) (12) (1,708) 4,678
Non-interest income 16,247 3,123 2,853 13,321 347 1,753 37,645
Total revenues 22,148 7,159 2,799 9,837 335 45 42,323
Credit loss expense / (release) (1) 393 0 98 55 0 544
Operating expenses 18,893 4,714 2,334 8,753 3,673 979 39,346
Operating profit / (loss) before tax 3,255 2,052 465 987 (3,392) (935) 2,433
Tax expense / (benefit) 900
Net profit / (loss) 1,533
Additional information
Total assets 560,194 449,224 22,291 453,078 67,696 15,577 1,568,060
Additions to non-current assets 286 704 77 589 61 0 1,717

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items
UBS AG
For the year ended 31 December 2023
1
Net interest income 5,345 3,059 (37) (2,586) 24 (1,238) 4,566
Non-interest income 13,194 2,158 2,108 10,371 34 1,244 29,109
Total revenues 18,539 5,216 2,071 7,784 58 6 33,675
Credit loss expense / (release) 25 50 (1) 67 1 1 143
Operating expenses 14,900 2,889 1,706 7,588 1,010 919 29,011
Operating profit / (loss) before tax 3,614 2,277 366 130 (952) (914) 4,521
Tax expense / (benefit) 1,206
Net profit / (loss) 3,315
Additional information
Total assets
1
404,747 283,980 19,662 402,415 13,845 31,368 1,156,016
Additions to non-current assets 666 219 70 445 0 0 1,400

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2022
Net interest income 5,274 2,192 (19) (241) 1 (690) 6,517
Non-interest income 13,689 2,113 2,980
2
8,958 236 423 28,398
Total revenues 18,963 4,304 2,961 8,717 237 (267) 34,915
Credit loss expense / (release) 0 39 0 (12) 2 0 29
Operating expenses 14,069 2,475 1,565 6,890 104 823 25,927
Operating profit / (loss) before tax 4,894 1,790 1,396 1,839 131 (1,091) 8,960
Tax expense / (benefit) 1,844
Net profit / (loss) 7,116
Additional information
Total assets 388,624 235,330 16,971 391,495 13,367 59,649 1,105,436
Additions to non-current assets 42 13 1 33 0 1,773 1,862
1 Comparative-period information has been restated for Group Treasury allocations.

2 Includes an USD
848 m gain in Asset Management related to the sale of UBS AG‘s shareholding in Mitsubishi Corp.-UBS Realty
Inc.

Disclosure Of Geographical Areas Explanatory

For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
15.7 37 8.9 42
Asia Pacific 6.7 16 1.3 6
Europe, Middle East and Africa (excluding Switzerland) 7.0 17 2.7 13
Switzerland 12.0 28 8.2 39
Global 0.9 2 0.0 0
Total 42.3 100 21.1 100
For the year ended 31 December 2023
Total revenues
2
Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.3 39 8.6 47
Asia Pacific 5.0 15 1.2 7
Europe, Middle East and Africa (excluding Switzerland) 6.1 18 2.6 14
Switzerland 9.2 27 5.9 32
Global 0.0 0 0.0 0
Total 33.7 100 18.3 100
For the year ended 31 December 2022
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.8 40 9.0 48
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.6 14
Switzerland 7.7 22 5.6 30
Global 0.8 2 0.0 0
Total 34.9 100 18.7 100
1 Predominantly related to the US.

2 Comparative-period information has been restated for changes in Group Treasury allocations.